BASIS OF PRESENTATION (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Basis Of Presentation 1	$ 8.2
Basis Of Presentation 2	115.8
Basis Of Presentation 3	$ 6.8